Exhibit 99.2

Gilmar Rodrigues
Vice President - Corporate Treasury

CIT FINANCIAL USA, INC.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is a Vice President of CIT Financial USA, Inc., a corporation organized under the laws of Delaware (“CFUSA”), and that as such he is duly authorized to execute and deliver this certificate on behalf of CFUSA pursuant to Section 9.02 of the Pooling and Servicing Agreement, dated as of April 1, 2008 (the “Agreement”), among CFUSA, in its individual capacity and as Servicer, CIT Funding Company, LLC, as Depositor and CIT Equipment Collateral 2008-VT1, as Issuer (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

The Monthly Report for the period from August 1, 2008 to August 31, 2008 and for the payment date that occurs on September 22 , 2008 attached to this certificate is complete and accurate and in accordance with the requirements of Section 9.02 of the Agreement.

IN WITNESS WHEREOF, the undersigned has affixed hereunto his signature this 18th day of September, 2008.

CIT FINANCIAL USA, INC.

/s/ Gilmar Rodrigues
Gilmar Rodrigues vice President

CIT Group Inc.
1 CIT Drive
Livingston, NJ 07039	t: + 1.973.740.5408 f: + 1.973.535.5900
U.S.A.	gilmar.rodrigues@cit.com